Inventories	6 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Raw materials	$941,855	$813,306
Finished goods	212,370	223,854
Work in process	146,360	158,182
Inventory in transit (1)	615,932	566,538
Inventories	$1,916,517	$1,761,880

(1)	Inventory in transit represents products shipped but not received by customers as of the condensed consolidated balance sheet dates, primarily under Delivered Duty Paid and other contractually agreed delivery terms, under which control of the goods does not transfer to customers until delivery is accepted.